November 3, 2020

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The Investment Company of America

File Nos. 002-10811 and 811-00116

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on October 29, 2020 of the Registrant’s Post-Effective Amendment No. 148 under the Securities Act of 1933 and Amendment No. 72 under the Investment Act of 1940, both as amended.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton

Secretary